Consolidated statement of changes in equity (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of changes in equity
Additional minimum mandatory dividend, per share	R$ 0.28	R$ 0.03
Additional dividends to the minimum mandatory dividends, per share	0.12	0.07
Interest on capital, per share		R$ 0.41
Proposed dividends, per share			R$ 0.17
Intermediary dividends, paid per share	R$ 0.25		R$ 0.2